PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Change in Projected Benefit Obligation and Change in Plan Assets (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Employer contributions		$ 75	$ 69
Pension Benefits
Change in PBO
PBO, beginning of year		8,665	7,546
Current service cost		134	99
Employee contributions		74	68
Interest cost		401	394
Benefits paid		(427)	(425)
Net actuarial (gain) loss		(161)	650
Transfer from other plans		0	333
PBO, end of year		8,686	8,665
Change in plan assets
Fair value of plan assets, beginning of year		8,764	7,904
Actual return on plan assets		869	791
Benefits paid		(427)	(425)
Employer contributions		75	69
Employee contributions		74	68
Administrative expenses		(22)	(20)
Transfers from other plans		0	377
Fair value of plan assets, end of year		9,333	8,764
(Funded) unfunded status		(647)	(99)
Post-Retirement and Post-Employment Benefits
Change in PBO
PBO, beginning of year		1,588	1,430
Current service cost		56	50
Employee contributions		0	0
Interest cost		75	73
Benefits paid		(71)	(64)
Net actuarial (gain) loss		1	84
Transfer from other plans	$ 15	0	15
PBO, end of year		1,649	1,588
Change in plan assets
Fair value of plan assets, beginning of year		0	0
Actual return on plan assets		0	0
Benefits paid		(71)	(64)
Employer contributions		71	64
Employee contributions		0	0
Administrative expenses		0	0
Transfers from other plans		0	0
Fair value of plan assets, end of year		0	0
(Funded) unfunded status		$ 1,649	$ 1,588